Note 14 - Employee Benefits - ESOP Share Allocation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares held by participants beginning of the year (in shares)	334,277	336,024	347,887
Shares allocated to participants (in shares)	24,377	24,317	24,317
Shares distributed to participants (in shares)	(18,784)	(26,064)	(36,180)
Shares held by participants end of year (in shares)	339,870	334,277	336,024
Unreleased shares beginning of the year (in shares)	304,123	328,440	352,757
Shares released during year (in shares)	(24,377)	(24,317)	(24,317)
Unreleased shares end of year (in shares)	279,746	304,123	328,440
Total ESOP shares end of year (in shares)	619,616	638,400	664,464
Fair value of unreleased shares at December 31	$ 4,895,555	$ 3,512,621	$ 4,072,656